Commitments and Contingencies - Additional Information - Petrojarl I (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2015
Loss Contingencies [Line Items]
Payments made towards commitments	$ 30,211	$ 34,027
Petrojarl I FPSO [Member]
Loss Contingencies [Line Items]
Business acquisition, purchase price	57,000
Estimated cost of project	$ 267,000
Operating lease arrangement period, lessor		5 years
Payments made towards commitments		$ 146,100
Purchase obligation due in 2016		$ 121,000
Secured long-term loan			$ 180,000